Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of performance shares	Performance share plans at 31 December 2025:

Plan	Performance shares outstanding at target	Confirmed payout (% of target)	Performance period	Settlement year
2022	—	0%	2022-2024	2025/2026
2023	12 529 600	110%	2023–2025	2026/2027
2024	17 534 756	—	2024–2026	2027/2028
2025	10 681 505	—	2025–2027	2028/2029

Schedule of share-based payment plans by instrument	Share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of shares outstanding at target	Weighted average grant date fair value (EUR)	Number of shares outstanding	Weighted average grant date fair value (EUR)
1 January 2023	63 747 848		54 527 628
Granted	15 207 400	3.10	45 322 400	3.36
Forfeited	(3 916 744)		(1 998 801)
Vested(1)	(31 691 700)		(3 175 287)
31 December 2023	43 346 804		94 675 940
Granted	19 202 484	3.65	57 602 936	3.48
Forfeited	(3 589 329)		(5 471 235)
Vested(1)	(15 223 017)		(23 834 342)
31 December 2024	43 736 942		122 973 299
Granted(2)	10 818 188	4.73	97 037 127	4.37
Forfeited	(2 803 610)		(7 901 371)
Vested(1)	(11 005 659)		(62 570 770)
31 December 2025	40 745 861		149 538 285
(1)Vested performance shares at target are to be multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settled.
(2)Number of granted restricted shares includes 39.4 million replacement share awards granted as part of the acquisition of Infinera. For more information on the replacement awards as part of the purchase consideration, refer to Note 6.2. Acquisitions.